Employee Compensation - Pension and Other Employee Future Benefits - Summary of Pension and Other Employee Future Benefit Expenses (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Other employee future benefit plans [Member]
Disclosure of defined benefit plans [line items]
Net interest (income) expense on effect of asset ceiling	$ 6	$ 3
Pension Plan [Member]
Disclosure of defined benefit plans [line items]
Net interest (income) expense on effect of asset ceiling	$ 0	$ 0